Income Taxes (Successor) (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Combination, Separately Recognized Transactions [Line Items]
U.S. federal statutory rate	0.00%	21.00%	0.00%
Federal [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Federal net operating loss carryforwards		$ 6,944,000
Accounts and Notes Receivable Net [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Income taxes current refundable amount		215
Income taxes long-term refundable amount		$ 0